Document and Entity Information	0 Months Ended
Sep. 05, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 5, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST III
Central Index Key	0001537140
Amendment Flag	false
Document Creation Date	Sep 5, 2012
Document Effective Date	Sep 5, 2012
Prospectus Date	Sep 5, 2012

River Rock IV Fund
River Rock IV Fund
Investment Objective:
The River Rock IV Fund’s (the “Fund”) investment objective is to seek total (absolute) returns.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	River Rock IV Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		River Rock IV Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.64%
Acquired Fund Fees and Expenses	[1][2]	0.23%
Total Annual Fund Operating Expenses		2.12%
Less Fee Waiver	[3]	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver		1.88%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.65% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
River Rock IV Fund	191	641

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 In pursuing its investment objective, the Adviser allocates the assets of the Fund across three principal investment strategies: the Cash Strategy, the Commodity Trends Indicator (“CTI”)® Strategy, and the Dynamic Strategy.  The allocation of Fund assets among the three strategies largely will be driven by proprietary quantitative and qualitative models developed by the Adviser.  In so allocating the assets of the Fund, the Adviser seeks to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle, typically a period of several years.

Under normal market conditions, the assets of the Fund will be allocated as follows:

Strategy	Target Percentage of Fund Assets
Cash Strategy	25%
CTI Strategy	25%
Dynamic Strategy	50%
Equity Securities (0 to 100% of assets allocated to the Dynamic Strategy)
Fixed-Income Securities (0 to 100% of assets allocated to the Dynamic Strategy)

The Adviser has considerable latitude in allocating the Fund's assets among the three strategies pursued by the Fund and in selecting derivative instruments and securities to implement those strategies, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class or strategy.  To that end, the Fund will invest in various securities including without limitation in equities, bonds (Government, Municipal, Corporate), exchange traded funds, exchange traded notes, securities futures indexes and options.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly or indirectly through its investments:

·

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund's assets among the three key investment strategies pursued by the Adviser and, within each strategy, among equities and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

·

Commodity Risk:  Investing in the commodities markets through commodity-linked mutual funds or Exchange-Traded Funds (“ETFs”) or Exchange-Traded Notes (“Exchange-Traded Notes”) will subject the Fund to potentially greater volatility than traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

·

Correlation Risk: Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk.

·

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Derivatives Risk:  Loss may result from the Fund’s investments in options and other derivative instruments. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Leverage Risk. The use of leverage, such as engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, and engaging in forward commitment transactions, may magnify the Fund's gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

·

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

·

Management Risk:  The Adviser's dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  The Fund is non-diversified, meaning that the Fund is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

·

Option Writing Risk:  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

·

Quantitative Model Risk: Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.riverrockinvestors.com or by calling 1-800-297-9287.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	River Rock IV Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The River Rock IV Fund’s (the “Fund”) investment objective is to seek total (absolute) returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 In pursuing its investment objective, the Adviser allocates the assets of the Fund across three principal investment strategies: the Cash Strategy, the Commodity Trends Indicator (“CTI”)® Strategy, and the Dynamic Strategy.  The allocation of Fund assets among the three strategies largely will be driven by proprietary quantitative and qualitative models developed by the Adviser.  In so allocating the assets of the Fund, the Adviser seeks to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle, typically a period of several years.

Under normal market conditions, the assets of the Fund will be allocated as follows:

Strategy	Target Percentage of Fund Assets
Cash Strategy	25%
CTI Strategy	25%
Dynamic Strategy	50%
Equity Securities (0 to 100% of assets allocated to the Dynamic Strategy)
Fixed-Income Securities (0 to 100% of assets allocated to the Dynamic Strategy)

The Adviser has considerable latitude in allocating the Fund's assets among the three strategies pursued by the Fund and in selecting derivative instruments and securities to implement those strategies, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class or strategy.  To that end, the Fund will invest in various securities including without limitation in equities, bonds (Government, Municipal, Corporate), exchange traded funds, exchange traded notes, securities futures indexes and options.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly or indirectly through its investments:

·

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund's assets among the three key investment strategies pursued by the Adviser and, within each strategy, among equities and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

·

Commodity Risk:  Investing in the commodities markets through commodity-linked mutual funds or Exchange-Traded Funds (“ETFs”) or Exchange-Traded Notes (“Exchange-Traded Notes”) will subject the Fund to potentially greater volatility than traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

·

Correlation Risk: Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk.

·

Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Derivatives Risk:  Loss may result from the Fund’s investments in options and other derivative instruments. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices.

·

ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Leverage Risk. The use of leverage, such as engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, and engaging in forward commitment transactions, may magnify the Fund's gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

·

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

·

Management Risk:  The Adviser's dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  The Fund is non-diversified, meaning that the Fund is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

·

Option Writing Risk:  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

·

Quantitative Model Risk: Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that the Fund is permitted to invest more of its assets in fewer issuers than "diversified" mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.riverrockinvestors.com or by calling 1-800-297-9287.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-297-9287
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverrockinvestors.com
River Rock IV Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.65% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 5, 2012